Leases - Impact of Favorable and Unfavorable Lease Amortization on Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Franchise and property revenues	$ 5.7	$ 5.6	$ 6.3
Cost of sales	(0.3)	(1.3)	(3.4)
Franchise and property expenses	$ 3.8	$ 2.2	$ 1.0